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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F Cover Page

  Report for Calendar Year of Quarter Ended: March 31 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entities

Institutional Manager Filing this Report:

Name:     Force Capital Management, LLC

Address:  767 Fifth Avenue
          12th Floor
          New York, NY 10153

13F File Number:  028-11176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Steven Fuchs
Title:         Chief Financial Officer
Phone:         (212) 451-9161

Signature, Place and Date of Signing:

     /s/ Steven Fuchs     New York, New York        05/12/2010
     ----------------     ------------------         --------
       [Signature]          [City, State]             [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Reporting for this Manager: NONE

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total: $267,016
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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Force Capital Management, LLC
Form 13F Information Table
March 31 2010

COLUMN 1                 COLUMN 2      COLUMN 3     COLUMN 4     Column 5	    Column 6    Column 7  Column 8
                         TITLE OF                   VALUE        SHRS OR   SH/	    INVESTOR    OTHER  VOTING  AUTHORITY
NAME OF ISSUER           CLASS         CUSIP        (x1000)      PRN AMT   PRN	    DISCRETION  MGRS   SOLE    SHARED
--------------           -----         -----        -------      --------- ---	    ----------  ----   -----------------

AMERICAN GREETINGS CORP	    COM	CLA	026375105       1,407	  67,500   SH		SOLE	NONE    67,500	0
AMERICAN REPROGRAPHICS CO   COM		029263100	2,601	 290,000   SH		SOLE	NONE   290,000	0
ASHFORD HOSPITALITY TRUST   COM		044103109	  359	  50,000   SH		SOLE	NONE	50,000	0
BANK OF AMERICA CORPORATION COM		060505104       4,146    232,285   SH		SOLE	NONE   232,285  0
BANK OF AMERICA CORPORATION WTS10/28/18 060505153	1,206	 335,832   SH		SOLE	NONE   335,832 	0
CITIGROUP INC		    COM	        172967101	6,379  1,575,000   SH		SOLE	NONE 1,575,000	0
COPART INC                  COM         217204106       3,685    103,500   SH           SOLE	NONE   103,500  0
CROWN CASTLE INTL CORP      COM         228227104       5,102    133,447   SH           SOLE	NONE   133,447  0
EAGLE MATERIALS INC	    COM		26969P108       6,635    250,000   SH		SOLE	NONE   250,000	0
ENTERTAINMENT PPTYS TR      PFD SER C	29380T402	  182	  10,000   SH		SOLE	NONE	10,000	0
FEDERAL NATL MTG ASSN	    PFD SR 08-1	313586745	   40     25,000   SH		SOLE	NONE	25,000	0
FELCOR LODGING TR INC       PFD SER A	31430F200       3,846    212,500   SH		SOLE	NONE   212,500  0
FIRST INDUSTRIAL REALTY TR  COM		32054K103      10,864  1,400,000   SH		SOLE	NONE 1,400,000  0
GENERAL GROWTH PPTYS INC    cOM		370021107      26,190  1,627,743   SH		SOLE	NONE 1,627,743	0
ISTAR FINANCIAL INC         COM		45031U101      12,783  2,785,000   SH		SOLE	NONE 2,785,000  0
JACK IN THE BOX INC         COM		466367109      14,130	 600,000   SH		SOLE	NONE   600,000	0
LAMAR ADVERTISING CO	    COM	CL A	512815101      10,405    302,911   SH		SOLE	NONE   302,911  0
LANDRYS RESTAURANTS INC     COM		51508L103         896	  50,000   SH		SOLE	NONE    50,000  0
LODGIAN INC	            COM		54021P403         762    300,000   SH		SOLE	NONE   300,000  0
PENN REAL EST INV TRUST     COM         709102107       8,106    650,000   SH           SOLE	NONE   650,000  0
REIS INC		    COM		75936P105	  659	 114,400   SH		SOLE	NONE   114,400	0
SEARS CANADA INC	    COM         81234D109      14,692    510,700   SH           SOLE	NONE   510,700  0
SL GREEN RLTY CORP	    COM		78440X101       2,652     46,312   SH		SOLE	NONE    46,312  0
ST. JOE COMPANY		    COM		790148100       1,456	  45,000   SH		SOLE	NONE	45,000  0
STEAK N SHAKE CO	    COM		857873202	3,431	   9,000   SH		SOLE	NONE	 9,000	0
UNION PACIFIC CORP	    COM		907818108       4,549     62,060   SH		SOLE	NONE    62,060  0
UNITED CAPITAL CORP	    COM		909912107       5,133	 216,400   SH		SOLE	NONE   216,400	0
WABASH NATIONAL CORP	    COM		929566107         701    100,000   SH		SOLE	NONE   100,000  0


Options


CITIGROUP INC               COM         172967101         405    100,000   SH	CALL	SOLE	NONE   100,000  0
JACK IN THE BOX INC         COM		466367109	1,178	  50,000   SH	CALL	SOLE	NONE	50,000	0
LAMAR ADVERTISING CO	    COM	CL A	512815101       1,031     30,000   SH	CALL	SOLE	NONE    30,000  0
SEARS HOLDINGS CORPORATION  CoM         812350106      41,205 	 380,000   SH   CALL    SOLE    NONE   380,000  0
SPDR SERIES TRUST	    UNIT SER1	78462F103      70,200	 600,000   SH	PUT	SOLE	NONE   600,000  0




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